Long Term Debt (Long-term Debt) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Fair Market Value Adjustments to Debt	$ 31	$ 58
Debt issuance costs	(98)	(111)
Amount due within one year	(741)	(476)
Long Term Debt, Adjustments	(808)	(529)
Long-term Debt and Capital Lease Obligations	13,140	14,268
Emera Inc
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 2,363	$ 2,366
Emera Inc | Bankers Acceptances, LIBOR Loans [Member]
Debt Instrument [Line Items]
Variable rate	Variable	Variable
Long-term Debt, Gross	$ 133	$ 30
Emera Inc | Bankers Acceptances, LIBOR Loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2020
Emera Inc | Unsecured fixed rate notes [Member]
Debt Instrument [Line Items]
Weighted average interest rate	3.50%	3.50%	3.50%
Long-term Debt, Gross	$ 725	$ 725
Emera Inc | Unsecured fixed rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2019
Emera Inc | Unsecured fixed rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2023
Emera Inc | Fixed to floating subordinated notes [Member]
Debt Instrument [Line Items]
Weighted average interest rate	6.75%	6.75%	6.75%
Long-term Debt, Gross	$ 1,505	$ 1,611
Emera Inc | Fixed to floating subordinated notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2076
Emera US Finance LP [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 4,077	$ 4,364
Emera US Finance LP [Member] | Unsecured senior notes [Member]
Debt Instrument [Line Items]
Weighted average interest rate	3.60%	3.60%	3.60%
Long-term Debt, Gross	$ 4,077	$ 4,364
Emera US Finance LP [Member] | Unsecured senior notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2019
Emera US Finance LP [Member] | Unsecured senior notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2046
TECO Finance, Inc. [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 690	$ 1,141
TECO Finance, Inc. [Member] | Variable rate notes [Member]
Debt Instrument [Line Items]
Variable rate	Variable	Variable
Long-term Debt, Gross	$ 314	$ 336
TECO Finance, Inc. [Member] | Variable rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2018
TECO Finance, Inc. [Member] | Fixed rate notes and bonds [Member]
Debt Instrument [Line Items]
Weighted average interest rate	5.15%	5.86%	5.15%
Long-term Debt, Gross	$ 376	$ 805
TECO Finance, Inc. [Member] | Fixed rate notes and bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Jan. 01, 2020
Tampa Electric Division [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 2,410	$ 2,579
Tampa Electric Division [Member] | Fixed rate notes and bonds [Member]
Debt Instrument [Line Items]
Weighted average interest rate	4.75%	4.90%	4.75%
Long-term Debt, Gross	$ 2,410	$ 2,579
Tampa Electric Division [Member] | Fixed rate notes and bonds [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2018
Tampa Electric Division [Member] | Fixed rate notes and bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2045
Peoples Gas System Division [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 328	$ 351
Peoples Gas System Division [Member] | Fixed rate notes and bonds [Member]
Debt Instrument [Line Items]
Weighted average interest rate	5.06%	5.06%	5.06%
Long-term Debt, Gross	$ 328	$ 351
Peoples Gas System Division [Member] | Fixed rate notes and bonds [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2018
Peoples Gas System Division [Member] | Fixed rate notes and bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2045
New Mexico Gas Company [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 363	$ 339
New Mexico Gas Company [Member] | Fixed rate notes and bonds [Member]
Debt Instrument [Line Items]
Weighted average interest rate	4.53%	4.53%	4.53%
Long-term Debt, Gross	$ 339	$ 363
New Mexico Gas Company [Member] | Fixed rate notes and bonds [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2021
New Mexico Gas Company [Member] | Fixed rate notes and bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2026
New Mexico Gas Incorporate [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 251	$ 269
New Mexico Gas Incorporate [Member] | Fixed rate notes and bonds [Member]
Debt Instrument [Line Items]
Weighted average interest rate	3.41%	3.41%	3.41%
Long-term Debt, Gross	$ 251	$ 269
New Mexico Gas Incorporate [Member] | Fixed rate notes and bonds [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2019
New Mexico Gas Incorporate [Member] | Fixed rate notes and bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2024
Nova Scotia Power Inc. [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 2,424	$ 2,324
Nova Scotia Power Inc. [Member] | Commercial Paper [Member]
Debt Instrument [Line Items]
Variable rate	Variable	Variable
Long-term Debt, Gross	$ 364	$ 264
Nova Scotia Power Inc. [Member] | Commercial Paper [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2021
Nova Scotia Power Inc. [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Weighted average interest rate	5.73%	5.73%	5.73%
Long-term Debt, Gross	$ 1,965	$ 1,965
Nova Scotia Power Inc. [Member] | Medium-term Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2019
Nova Scotia Power Inc. [Member] | Medium-term Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2097
Nova Scotia Power Inc. [Member] | Fixed rate debenture [Member]
Debt Instrument [Line Items]
Weighted average interest rate	9.75%	9.75%	9.75%
Long-term Debt, Gross	$ 95	$ 95
Nova Scotia Power Inc. [Member] | Fixed rate debenture [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2019
Emera Maine [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 408	$ 380
Emera Maine [Member] | LIBOR loans and demand loans [Member]
Debt Instrument [Line Items]
Variable rate	Variable	Variable
Long-term Debt, Gross	$ 51	$ 32
Emera Maine [Member] | LIBOR loans and demand loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Variable rate	2019
Emera Maine [Member] | Secured fixed rate mortgage bonds [Member]
Debt Instrument [Line Items]
Weighted average interest rate	9.74%	9.74%	9.74%
Long-term Debt, Gross	$ 63	$ 67
Emera Maine [Member] | Secured fixed rate mortgage bonds [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2020
Emera Maine [Member] | Secured fixed rate mortgage bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2022
Emera Maine [Member] | Unsecured senior fixed rate notes [Member]
Debt Instrument [Line Items]
Weighted average interest rate	4.15%	4.28%	4.15%
Long-term Debt, Gross	$ 294	$ 281
Emera Maine [Member] | Unsecured senior fixed rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2018
Emera Maine [Member] | Unsecured senior fixed rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2047
Emera Brunswick Pipeline Company Limited [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 248	$ 248
Emera Brunswick Pipeline Company Limited [Member] | Senior secured credit facility [Member]
Debt Instrument [Line Items]
Weighted average interest rate	3.08%	3.08%	3.08%
Long-term Debt, Gross	$ 248	$ 248
Debt Instrument, Maturity Date	Dec. 31, 2021
Grand Bahama Power Company Limited [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 166	$ 130
Grand Bahama Power Company Limited [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Weighted average interest rate	7.07%	7.07%	7.07%
Long-term Debt, Gross	$ 88	$ 67
Grand Bahama Power Company Limited [Member] | Senior Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2020
Grand Bahama Power Company Limited [Member] | Senior Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2023
Grand Bahama Power Company Limited [Member] | Unsecured amortizing fixed rate notes [Member]
Debt Instrument [Line Items]
Weighted average interest rate	3.77%	3.62%	3.77%
Long-term Debt, Gross	$ 78	$ 63
Grand Bahama Power Company Limited [Member] | Unsecured amortizing fixed rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2021
Grand Bahama Power Company Limited [Member] | Unsecured amortizing fixed rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2022
The Barbados Light & Power Company Limited And Emera Caribbean Incorporated [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 244	$ 282
The Barbados Light & Power Company Limited And Emera Caribbean Incorporated [Member] | Secured senior notes [Member]
Debt Instrument [Line Items]
Variable rate	Variable	Variable
Long-term Debt, Gross	$ 168	$ 201
The Barbados Light & Power Company Limited And Emera Caribbean Incorporated [Member] | Secured senior notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2021
The Barbados Light & Power Company Limited And Emera Caribbean Incorporated [Member] | Secured fixed rate senior notes [Member]
Debt Instrument [Line Items]
Weighted average interest rate	5.06%	5.65%	5.06%
Long-term Debt, Gross	$ 76	$ 81
The Barbados Light & Power Company Limited And Emera Caribbean Incorporated [Member] | Secured fixed rate senior notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2020
The Barbados Light & Power Company Limited And Emera Caribbean Incorporated [Member] | Secured fixed rate senior notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2028